Basis of preparation and recent accounting developments	12 Months Ended
Mar. 31, 2021
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Basis of preparation and recent accounting developments
1. Basis of preparation and recent accounting developments

Accounting policies describe our approach to recognising and measuring transactions and balances in the year. The accounting policies applicable across the financial statements are shown below, whereas accounting policies that are specific to a component of the financial statements have been incorporated into the relevant note.

This section also shows areas of judgement and key sources of estimation uncertainty in these financial statements. In addition, we have summarised new International Accounting Standards Board (IASB) accounting standards, amendments and interpretations and whether these are effective for this year end or in later years, explaining how significant changes are expected to affect our reported results.

National Grid’s principal activities involve the transmission and distribution of electricity and gas in Great Britain and northeastern US. The Company is a public limited liability company incorporated and domiciled in England and Wales, with its registered office at 1–3 Strand, London WC2N 5EH.
The Company, National Grid plc, which is the ultimate parent of the Group, has its primary listing on the London Stock Exchange and is also quoted on the New York Stock Exchange.
These consolidated financial statements were approved for issue by the Board on 19 May 2021.
These consolidated financial statements have been prepared in accordance with International Accounting Standards (IAS) and International Financial Reporting Standards (IFRS) and related interpretations as issued by the IASB and IFRS as adopted by the EU. They are prepared on the basis of all IFRS accounting standards and interpretations that are mandatory for periods ended 31 March 2021 and in accordance with the Companies Act 2006 applicable to companies reporting under IFRS adopted pursuant to Regulation (EC) No. 1606/2002 as it applies in the European Union. The comparative financial information has also been prepared on this basis.
The consolidated financial statements have been prepared on a historical cost basis, except for the recording of pension assets and liabilities, the revaluation of derivative financial instruments and certain commodity contracts and certain financial assets and liabilities measured at fair value.
These consolidated financial statements are presented in pounds sterling, which is also the functional currency of the Company.
The notes to the financial statements have been prepared on a continuing basis unless otherwise stated.
A. Going concern
As part of the Directors’ consideration of the appropriateness of adopting the going concern basis of accounting in preparing these financial statements, the Directors have considered both the impact of COVID-19 on the Group’s operations alongside the impact of the acquisition of PPL WPD Investments Limited (WPD) (see note 38) and subsequent disposal of The Narragansett Electric Company (NECO) (see note 10) and the expected planned disposal of a majority stake of National Grid Gas plc. The Directors have assessed the principal risks discussed on pages 24 – 27, including by modelling both a base case and a reasonable worst case scenario.
Reasonable worst-case: The reasonable worst-case scenario covers the materially adverse cash flow impact associated with a further year of COVID-19 disruption across both the UK and US, with a subsequent phased return to normal operations, increased cash outflows from higher costs (e.g. storms), while still delivering our planned capital investment programme for the year ended 31 March 2022. The continuing economic impact of COVID-19 and the consequential impact on cash collections and capital programmes is the key judgement applied in the analysis. The main cash flow impacts identified in the reasonable worst-case scenario are:
•a significant reduction in cash collections driven by lower customer demand and increased bad debt in our US businesses;
•additional working capital required to fund payment term extensions and charge deferrals in the UK electricity market, intended to help customers and end-user consumers; and
•further increases in other costs such as cleaning, safety equipment and IT; offset by a continued reduction in discretionary spend across all areas (e.g. recruitment, travel and consultancy spend).

Impact of WPD acquisition: The cash flows associated with WPD have been based on historic actuals alongside information obtained as part of the financial due diligence process and associated discussions with WPD management. The Directors noted the impact of the transaction on the Group’s financing position as below:
•a new bridge facility of £8.25 billion to finance the acquisition, with the first repayment of the bridge expected to be from the proceeds of the announced planned business disposals in 2022; and
•c.£1.1 billion of committed facilities to fund WPD working capital.
As part of their analysis, the Board also considered the following potential levers at their discretion to improve the position identified by the analysis if the debt capital markets are not accessible:
•the payment of dividends to shareholders;
•significant changes in the phasing of the Group’s capital programme with elements of non-essential works and programmes delayed; and
•a number of further reductions in operating expenditure across the Group primarily related to workforce cost reductions in both the UK and the US.
Having considered the reasonable worst-case scenario, the impact of the acquisition of WPD (and any penalties if the transaction did not proceed), the timing of the NECO and National Grid Gas plc transactions, and the further levers at the Board’s discretion, the Group continues to have headroom against the Group’s committed facilities identified in note 33 to the financial statements.
In addition to the above, the ability to raise new financing was separately included in the analysis, and the Directors noted the c.£5.6 billion debt issuances completed in the period from 1 April 2020 to 31 March 2021 (disclosed in note 21 to the financial statements) as evidence of the Group’s ability to continue to have access to the debt capital markets if needed. Other factors considered by the Board as part of their Going Concern assessment included the final determinations of the UK RIIO-2 price controls process, the Group’s various ongoing rate case determinations in the US alongside inherent uncertainties in cash flow forecasts (such as the impact of storms in our US business).
Based on the above, the Directors have concluded the Group is well placed to manage its financing and other business risks satisfactorily and have a reasonable expectation that the Group will have adequate resources to continue in operation for at least 12 months from the signing date of these consolidated financial statements. They therefore consider it appropriate to adopt the going concern basis of accounting in preparing the financial statements.
1. Basis of preparation and recent accounting developments continued
B. Basis of consolidation
The consolidated financial statements incorporate the results, assets and liabilities of the Company and its subsidiaries, together with a share of the results, assets and liabilities of joint operations.
A subsidiary is defined as an entity controlled by the Group. Control is achieved where the Group is exposed to, or has the rights to, variable returns from its involvement with the entity and has the power to affect those returns through its power over the entity.
The Group accounts for joint ventures and associates using the equity method of accounting, where the investment is carried at cost plus post-acquisition changes in the share of net assets of the joint venture or associate, less any provision for impairment. Losses in excess of the consolidated interest in joint ventures and associates are not recognised, except where the Company or its subsidiaries have made a commitment to make good those losses.
Where necessary, adjustments are made to bring the accounting policies used in the individual financial statements of the Company, subsidiaries, joint operations, joint ventures and associates into line with those used by the Group in its consolidated financial statements under IFRS. Intercompany transactions are eliminated.
The results of subsidiaries, joint operations, joint ventures and associates acquired or disposed of during the year are included in the consolidated income statement from the effective date of acquisition or up to the effective date of disposal, as appropriate.
Acquisitions are accounted for using the acquisition method, where the purchase price is allocated to the identifiable assets acquired and liabilities assumed on a fair value basis and the remainder recognised as goodwill.
C. Foreign currencies
Transactions in currencies other than the functional currency of the Company or subsidiary concerned are recorded at the rates of exchange prevailing on the dates of the transactions. At each reporting date, monetary assets and liabilities that are denominated in foreign currencies are retranslated at closing exchange rates. Non-monetary assets are not retranslated unless they are carried at fair value.
Gains and losses arising on the retranslation of monetary assets and liabilities are included in the income statement, except where the application of hedge accounting requires inclusion in other comprehensive income (see note 32(e)).
On consolidation, the assets and liabilities of operations that have a functional currency different from the Company’s functional currency of pounds sterling, principally our US operations that have a functional currency of US dollars, are translated at exchange rates prevailing at the reporting date. Income and expense items are translated at the average exchange rates for the period where these do not differ materially from rates at the date of the transaction. Exchange differences arising are recognised in other comprehensive income and transferred to the consolidated translation reserve within other equity reserves (see note 28).
D. Disposal of The Narragansett Electric Company
As described further in note 10, on 17 March 2021, the Group signed an agreement to sell 100% of the share capital of a wholly owned subsidiary, The Narragansett Electric Company (NECO). The sale is expected to complete in early 2022 once all regulatory approvals are obtained.
As the sale is considered highly probable and is expected to complete within a year, the associated assets and liabilities have been presented as held for sale in the consolidated statement of financial position. However, the transaction has not met the criteria for classification as a discontinued operation and therefore its results for the period are not separately disclosed on the face of the income statement.
E. Areas of judgement and key sources of estimation uncertainty
The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates. Information about such judgements and estimations is in the notes to the financial statements, and the key areas are summarised below.
Areas of judgement that have the most significant effect on the amounts recognised in the financial statements are as follows:
•the judgement that notwithstanding legislation enacted and targets committing the UK, New York State and Massachusetts to achieving net zero greenhouse gas emissions by 2050, these do not trigger a reassessment of the remaining useful economic lives of our gas network assets (see estimate below and note 13); and
•following the legal separation of the Electricity System Operator on 1 April 2019, we concluded that the Electricity System Operator acts as an agent in respect of certain Transmission Network Use of Service revenues, principally those collected on behalf of the Scottish and Offshore transmission operators, as detailed in note 3.
Key sources of estimation uncertainty that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are as follows:
•the valuation of liabilities for pensions and other post-retirement benefits (see note 25); and
•the cash flows applied in determining the environmental provisions, in particular relating to three US Superfund sites (see note 26).
In light of the current ongoing impact of the COVID-19 pandemic, valuations of certain assets and liabilities are necessarily more subjective. The main impact at 31 March 2021 is the consideration of the recoverability of customer receivables, particularly in relation to US retail customers, in light of the suspension of debt collection activities and customer termination activities (see note 19), which is an area of estimation uncertainty impacting the Group’s position as at 31 March 2021.
In addition, we also highlight the estimates made regarding the useful economic lives of our gas network assets due to the length over which they are being depreciated, the potential for new and evolving technologies over that period, and the range of potential pathways for meeting net zero targets (see note 13 for details and sensitivity analysis).
In order to illustrate the impact that changes in assumptions for the valuation of pension assets and liabilities and cash flows for environmental provisions could have on our results and financial position, we have included sensitivity analyses in note 35. Information on what we believe a reasonably possible range of outcomes to be on the recoverability of customer receivables are included in note 19.
1. Basis of preparation and recent accounting developments continued
F. Comparative period revisions
During the year, we have revised the comparative balances primarily to reflect adjustments between property, plant and equipment and goodwill related to the accounting performed for acquisitions made by our US business between 2000 and 2007. The adjustments related to the treatment of certain regulatory liabilities recognised under US GAAP on the acquisition balance sheets under UK GAAP and IFRS. This resulted in an overstatement of goodwill and an understatement of property, plant and equipment. The adjustments had a resulting impact on the deferred tax balances that were recognised at the time of the acquisitions and therefore, these have also been updated for all periods presented, also taking into account any subsequent changes in tax rates. The translation reserve on consolidation of these subsidiaries was also updated.
There have been no income statement impacts (and therefore no impact on the previously reported earnings per share) for any of the periods presented. Opening retained earnings have increased to correct the income statement impact of amortising the overstated goodwill from the period after acquisition until the adoption of IFRS in 2005 and for the impact on deferred tax of the tax rate changes noted above. Any foreign exchange impacts are recorded within the translation reserve within other equity reserves.
Below we set out the impacted line items and the adjustments to our opening statement of financial position as at 1 April 2018. In addition, we set out the adjustments to previously presented balances as at 31 March 2019 and 31 March 2020 (with the only movement each period being as a result of foreign exchange movements):

	1 April 2018	31 March 2019	31 March 2020
	£m	£m	£m
Goodwill	(460)	(497)	(521)
Property, plant and equipment	877	946	992
Deferred tax liability	232	250	262
Retained earnings	185	185	185
Translation reserve	—	14	24

G. Accounting policy choices
IFRS provides certain options available within accounting standards. Choices we have made, and continue to make, include the following:
•Presentational formats: we use the nature of expense method for our income statement and aggregate our statement of financial position to net assets and total equity.
•Financial instruments: we normally opt to apply hedge accounting in most circumstances where this is permitted (see note 32(e)).

H. New IFRS accounting standards and interpretations effective for the year ended 31 March 2021
The UK’s Financial Conduct Authority announced that the London Inter-bank Offered Rate (LIBOR) will cease to exist by the end of 2021, and will be replaced by alternative reference rates. In September 2019, the IASB amended IFRS 9 and IFRS 7 by issuing Phase I of Interest Rate Benchmark Reform, which modified certain hedge accounting requirements to allow hedge accounting to continue for affected hedges during the period of uncertainty before the hedged items or hedging instruments were amended as a result of the change in the reference rate. The amendments were endorsed in January 2020 for adoption in the EU. The Group early-adopted these changes to IFRS 9 and IFRS 7 with effect from 1 April 2019. Phase II was issued in August 2020 and endorsed in January 2021 for adoption in the EU, resulting in amendments to IFRS 9, IFRS 7 and IFRS 16. The Group has early-adopted these amendments with effect from 1 April 2020 as they enable the Company and its subsidiaries to reflect the effects of transitioning from LIBOR to alternative benchmark interest rates without giving rise to accounting impacts that would not provide useful information to users of the financial statements. There were no transition adjustments on adoption of either phase and the Group has not restated the prior period, but instead has applied the amendments prospectively. Refer to note 32(d) for further details on the contracts to be transitioned to the new alternative benchmark interest rate and for details of our migration project.
The Group has also adopted the following amendments to standards, which have had no material impact on the Group’s results or financial statement disclosure:
•amendments to IFRS 16 ‘Leases – COVID-19 Related Rent Concessions’;
•amendments to IFRS 3 ‘Business Combinations’;
•amendments to IAS 1 and IAS 8 ‘Definition of Material’; and
•amendments to the References to the Conceptual Framework.
I. New IFRS accounting standards and interpretations not yet adopted
The following new accounting standards and amendments to existing standards have been issued but are not yet effective:
•IFRS 17 ‘Insurance Contracts’;
•amendments to IFRS 3 ‘Business Combinations’;
•amendments to IAS 16 ‘Property, Plant and Equipment’;
•amendments to IAS 37 ‘Provisions, Contingent Liabilities and Contingent Assets’;
•amendments to IAS 1 ‘Presentation of Financial Statements’;
•amendments to IAS 8 ‘Accounting Policies, Changes in Accounting Estimates and Errors’; and
•annual improvements to IFRS standards 2018-2020.
The Group is currently assessing the impact of the above standards, but they are not expected to have a material impact. The Group has not adopted any other standard, amendment or interpretation that has been issued but is not yet effective.